Other non-current liabilities	9 Months Ended
Sep. 30, 2023
Other non-current liabilities
Other non-current liabilities
10.	Other non-current liabilities

Other non-current liabilities consist of the following:

	As of	As of
	December 31,	September 30,
	2022	2023
	RMB	RMB
Deposits received from franchisees	129,101	168,326
Asset retirement obligations	3,773	3,912
Others	8,889	8,649
Total	141,763	180,887